UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon CA 92020
(Address of principal executive offices)                    (Zip code)

Ross C. Provence
1939 Friendship Drive, Suite C, El Cajon CA 92020
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BLUE CHIP INVESTOR FUND

SEMI-ANNUAL REPORT June 30, 2011

Blue Chip Investor Fund (Unaudited)

                                           BLUE CHIP INVESTOR FUND
                                                     by Sectors (Unaudited)
                                             (as a percentage of Net Assets)

PERFORMANCE INFORMATION (Unaudited)

6/30/11 NAV $100.79

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JUNE 30, 2011

			Since
	1 Year(A)	5 Years(A)	Inception(A)
Blue Chip Investor Fund	17.04%	1.00%	2.34%
S&P 500(B)	30.68%	2.93%	2.72%

(A)1 Year, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Blue Chip Investor Fund was January 1, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-59-FUNDS.

2011 Semi-Annual Report 1

Proxy Voting Guidelines (Unaudited)

     Check Capital Management, Inc., the Fund’s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.bluechipinvestorfund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number(1-877-59-FUNDS). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on January 1, 2011 and held through June 30, 2011.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2011
	January 1, 2011	June 30, 2011	to June 30, 2011

Actual	$1,000.00	$1,116.54	$9.25

Hypothetical	$1,000.00	$1,015.62	$9.25
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2011 Semi-Annual Report 2

Blue Chip Investor Fund

		Schedule of Investments
		June 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Advertising
13,000	Omnicom Group Inc.	$ 626,080	4.11%
Computer Communications Equipment
19,000	Cisco Systems Inc. *	296,590	1.95%
Computer Hardware
15,000	Hewlett-Packard Co.	546,000	3.58%
Consumer Staples
8,000	McCormick & Co. Inc.	396,560	2.60%
Diversified Bank
30,000	Wells Fargo & Co.	841,800	5.52%
Drug Retail
17,500	Walgreen Co.	743,050	4.87%
Health Care - Managed Care
15,000	Unitedhealth Group Inc.	773,700	5.07%
Health Care Equipment
6,000	Stryker Corp.	352,140	2.31%
Health Care Services
7,500	Becton, Dickinson and Company	646,275
15,000	Medtronic, Inc.	577,950
		1,224,225	8.03%
Household Products
5,000	Procter & Gamble Co.	317,850	2.08%
Hyper-Markets & Super Centers
14,800	Wal-Mart Stores Inc.	786,472	5.16%
Insurance - Life/Health
25,000	AFLAC Inc.	1,167,000	7.65%
Insurance - Property/Casualty
40	Berkshire Hathaway Inc. Class A *	4,644,200	30.46%
IT Consulting & Other Services
6,000	Accenture Ltd. Class A **	362,520	2.38%
Pharmaceuticals
16,000	Abbott Laboratories	841,920
12,000	Johnson & Johnson	798,240
		1,640,160	10.76%
Restaurants
6,000	McDonald's Corp.	505,920	3.32%
Retail - Apparel
10,000	The TJX Companies, Inc.	525,300	3.45%
Services - Data Processing
10,000	Fiserv Inc. *	626,300	4.11%
Soft Drinks
6,000	The Coca-Cola Company	403,740
8,000	Pepsico, Inc.	563,440
		967,180	6.34%
Systems Software
23,000	Microsoft Corporation	598,000	3.71%
Total for Common Stock (Cost $14,072,145)		17,941,047	117.66%
Money Market Funds
1,617	Fidelity Governmental Fund 57 0.04% ***	1,617	0.01%
	(Cost - $1,617)
	Total Investments	17,942,664	117.67%
	(Cost - $14,073,762)
	Liabilities in Excess of Other Assets	(2,694,607)	-17.67%
	Net Assets	$ 15,248,057	100.00%

* Non-Income Producing Securities. ** ADR - American Depositary Receipt. *** Variable rate security; the yield rate shown represents the rate at June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 3

Blue Chip Investor Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2011
Assets:
Investment Securities at Fair Value	$ 17,942,664
(Cost $14,073,762)
Dividends & Interest Receivable	8,950
Receivable for Shareholder Purchases	2,012
Total Assets	17,953,626
Liabilities:
Interest Payable	9,090
Advisory Fee Payable	5,109
Administration Fee Payable	1,897
Other Accrued Expenses	10,353
Payable for Shareholder Redemptions	2,120
Payable to Custodian Bank	2,677,000
Total Liabilities	2,705,569
Net Assets	$ 15,248,057
Net Assets Consist of:
Paid In Capital	$ 15,001,510
Accumulated Net Investment Income/(Loss)	(1,875)
Accumulated Realized Loss on Investments - Net	(3,620,480)
Unrealized Appreciation in Value
of Investments Based on Cost - Net	3,868,902
Net Assets, for 151,282 Shares Outstanding	$ 15,248,057
(Unlimited shares authorized, without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($15,248,057/151,282 shares)	100.79

Statement of Operations (Unaudited)
For the six months ended June 30, 2011
Investment Income:
Dividends	$ 146,098
Interest	6
Total Investment Income	146,104
Expenses:
Investment Advisor Fees	81,292
Interest Expense	48,480
Transfer Agent & Accounting Fees	15,204
Administration Fees	11,897
Audit Fees	8,927
Legal Fees	8,927
Registration Fees	4,463
Custody Fees	5,059
Other Fees	3,620
Trustee Fees	1,984
Insurance Expense	1,240
Printing and Postage Expense	992
Total Expenses	192,085
Less:
Advisory Fee Waiver	(41,990)
Net Expenses	150,095
Net Investment Loss	(3,991)
Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Investments	312,283
Net Change in Unrealized Appreciation on Investments	(40,525)
Net Realized and Unrealized Gain/(Loss) on Investments	271,758
Net Increase/(Decrease) in Net Assets from Operations	$ 267,767

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 4

Blue Chip Investor Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2011	1/1/2010
	to	to
	6/30/2011	12/31/2010
From Operations:
Net Investment Income/(Loss)	$ (3,991)	$ 13,114
Net Realized Gain on Investments	312,283	3
Net Change in Unrealized Appreciation (Depreciation) on Investments	(40,525)	2,008,581
Increase (Decrease) in Net Assets from Operations	267,767	2,021,698
From Distributions to Shareholders:
Net Investment Income	0	(10,998)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	0	(10,998)
From Capital Share Transactions:
Proceeds From Sale of Shares	428,727	1,105,734
Shares Issued on Reinvestment of Dividends	0	10,998
Cost of Shares Redeemed	(2,687,176)	(1,836,811)
Net Increase (Decrease) from Shareholder Activity	(2,258,449)	(720,079)
Net Increase (Decrease) in Net Assets	(1,990,682)	1,290,621
Net Assets at Beginning of Period	17,238,739	15,948,118
Net Assets at End of Period (Including accumulated undistributed	$ 15,248,057	$ 17,238,739
net investment income (loss) of ($1,875) and $2,116, respectively)
Share Transactions:
Issued	4,178	11,684
Reinvested	-	111
Redeemed	(26,760)	(20,230)
Net Increase (Decrease) in Shares	(22,582)	(8,435)
Shares Outstanding Beginning of Period	173,864	182,299
Shares Outstanding End of Period	151,282	173,864

Financial Highlights	(Unaudited)
Selected data for a share outstanding	1/1/2011		1/1/2010	1/1/2009	1/1/2008	1/1/2007	1/1/2006
throughout the period:	to		to	to	to	to	to
	6/30/2011		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006
Net Asset Value -
Beginning of Period	$ 99.15		$ 87.48	$72.77	$ 111.61	$ 115.82	$ 104.45
Net Investment Income ***	(0.02)		0.07	0.29	0.17	0.23	0.29
Net Gains or (Losses) on Securities
(realized and unrealized)	1.66		11.66	14.72	(38.81)	0.65	17.23
Total from Investment Operations	1.64		11.73	15.01	(38.64)	0.88	17.52

Distributions (From Net Investment Income)	0.00		(0.06)	(0.30)	(0.20)	(0.23)	(0.40)
Distributions (From Capital Gains)	0.00		0.00	0.00	0.00	(4.86)	(5.75)
Total Distributions	0.00		(0.06)	(0.30)	(0.20)	(5.09)	(6.15)
Net Asset Value -
End of Period	$ 100.79		$ 99.15	$87.48	$ 72.77	$ 111.61	$ 115.82
Total Return +	1.65%	**	13.41%	20.63%	(34.62)%	0.78%	16.76%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 15,248		$ 17,239	$15,948	$ 16,247	$ 24,642	$ 25,522
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.36%	*	1.96%	1.83%	1.73%	1.51%	1.56%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.57%	*	-0.38%	-0.13%	-0.20%	-0.06%	-0.03%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.85%	*	1.50%	1.32%	1.35%	1.25%	1.27%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.05%	*	0.08%	0.39%	0.18%	0.20%	0.26%
Portfolio Turnover Rate	2.08%	**	0.00%	25.98%	65.14%	55.13%	36.85%

* Annualized. ** Not Annualized.
*** Per share amounts calculated using the average shares method.
+ Total return in the above calculation represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 5

Blue Chip Investor Fund

Statement of Cash Flows (Unaudited)
June 30, 2011

Increase (Decrease) in Cash -
Cash Flows from Operating Activities:
Net Increase in Net Assets from Operations	$ 267,767
Adjustments to Reconcile net increase in Net Assets from
Operations to Net Cash Used in Operating Activities:
Purchase of Long-Term Investment Securities	(401,187)
Proceeds from Disposition of Long-Term Investment Securities	1,865,706
Sale of Short-Term Investment Securities, Net	44,237
Decrease in Dividends and Interest Receivable	9,595
Decrease in Advisory Fee Payable	(7,098)
Decrease in Administrative Fee Payable	(103)
Increase in Payable to Custodian Bank	671,500
Decrease in Accrued Expenses	(7,449)
Increase in Interest Payable	2,853
Unrealized Appreciation on Investments	40,525
Net Realized Gain from Investments	(312,283)
Net Cash Provided by Operating Activities	2,174,063
Cash Flows from Financing Activities:
Cash Distributions Paid	-
Proceeds from Shares Sold	510,993
Payment on Shares Redeemed	(2,685,056)
Net Cash Used in Financing Activities	(2,174,063)
Net Increase (Decrease) in Cash	-
Cash:
Beginning Balance	-
Ending Balance	$ -

Supplemental disclosure of cash flow information:

Interest paid amounted to $48,480 for the six month period ended June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 6

NOTES TO FINANCIAL STATEMENTS
BLUE CHIP INVESTOR FUND
June 30, 2011
(Unaudited)

1.) ORGANIZATION
Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Funds (the "Trust"), formerly Premier Funds. The Trust is an open-end investment company. The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on January 1, 2002. At present, the Fund is the only series authorized by the Trust. The Fund's investment objective is to seek long-term growth of capital. The Advisor to the Fund is Check Capital Management, Inc. (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken on the Fund’s 2011 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date. Interest income and expense is recognized on an accrual basis. The

2011 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees.

2011 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$17,941,047	$0	$0	$17,941,047
Money Market Funds	1,617	0	0	1,617
Total	$17,942,664	$0	$0	$17,942,664

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended June 30, 2011. There were no transfers into or out of level 1 or level 2 during the six month period ended June 30, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (the "Management Agreement") with the Advisor, Check Capital Management, Inc. Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Advisor receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund which is payable monthly. As a result of the above calculation, for the six month period ended June 30, 2011, the Advisor earned management fees totaling $81,292, before the waiver of fees and/or reimbursement of expenses described below. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.25% of its average daily net assets through May 1, 2012. The Advisor waived and/or reimbursed expenses of $41,990 for the six month period ended June 30, 2011. At June 30, 2011 the Fund owed the Advisor $5,109.

5.) RELATED PARTY TRANSACTIONS
The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. (the “Administrator”). The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $500 million subject to a minimum monthly fee of $2,000. The Fund also pays all out of pocket expenses directly attributable to the Fund. An officer and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund and the son of another trustee. For the six month period ended June 30, 2011, the Administrator earned $11,897. At June 30, 2011, the Fund owed the Administrator $1,897.

6.) CAPITAL SHARES
The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at June 30, 2011 was $15,001,510 representing 151,282 shares outstanding.

2011 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended June 30, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $401,187 and $1,865,706, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS
For Federal income tax purposes, the cost of investments owned at June 30, 2011 was $14,073,762. At June 30, 2011, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$4,204,630	($335,728)	$3,868,902

There were no differences between book basis and tax basis of investments.

9.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2011, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 75.07% of the Fund, and thus may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six month period ended June 30, 2011 and fiscal year ended December 31, 2010 were as follows.

Distributions paid from:
	Six Months Ended	Fiscal Year Ended
	June 30, 2011	December 31, 2010
Ordinary Income	$ 0	$ 10,998
Short-term Capital Gain	0	0
Long-term Capital Gain	0	0
Return of Capital	0	0
	$ 0	$ 10,998

11.) AVERAGE BORROWINGS
A loan agreement dated May 5, 2010 is in place between the Fund and its custodian, U.S. Bank, N.A. The Fund may seek to obtain loans for the purpose of funding redemptions or purchasing securities up to the lesser of $4,000,000 or the maximum amount that the Fund is permitted to borrow under the Investment Company Act of 1940 using the securities in its portfolio as collateral. The maximum interest rate of such loans is set at a rate per annum equal to U.S. Bank’s prime–lending rate. During the six month period ended June 30, 2011 the Fund had an average loan balance of $2,960,345 and paid an average interest rate of 3.25% . As of June 30, 2011 there was an outstanding loan balance of $2,677,000. The loan matures on February 15, 2012.

12.) CAPITAL LOSS CARRYFORWARD
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2010, the Fund had available for federal tax purposes an unused capital loss carryforward of $3,932,763, of which $642,068 expires in 2016 and $3,290,695 expires in 2017. Capital loss carryforwards are available to offset future realized capital gains. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

2011 Semi-Annual Report 10

Board of Trustees
George Cossolias, CPA
Allen C. Brown
Ross C. Provence
Jeffrey R. Provence

Investment Advisor
Check Capital Management Inc.
575 Anton Boulevard, Suite 500
Costa Mesa, CA 92626-7169

Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Hts, OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145-1524

BLUE CHIP INVESTOR FUND 575 Anton Boulevard, Suite 500 Costa Mesa, California 92626

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Funds

By: /s/ Ross C. Provence Ross C. Provence President

Date: 8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence Ross C. Provence President

Date: 8/29/11

By: /s/ Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 8/29/11